Estimates (Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Information [Abstract]
Deposits paid to vendors	$ 74	$ 65
Income taxes receivable	326	17
Prepaid expenses and other	172	205
Total other current assets	$ 572	$ 287